Short-term loan	12 Months Ended
Dec. 31, 2024
Short-term loan
Short-term loan

15.Short-term loan

Short-term loans as of December 31, 2023 and 2024 amounted to nil and RMB40.0 million (US$5.5 million), respectively, which consisted of RMB denominated borrowings made by the Group’s subsidiaries from financial institutions in mainland China and were repayable within one year.